Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	811-22572
Entity Registrant Name	Destra Multi-Alternative Fund
Entity Central Index Key	0001523289
Entity Tax Identification Number	45-3477142
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	443 North Willson Avenue
Entity Address, City or Town	Bozeman
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59715
City Area Code	(312)
Local Phone Number	843-6161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	DMA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false